Legal Settlement	12 Months Ended
Dec. 31, 2020
Legal Settlement [Abstract]
Legal Settlement
Note 19. Legal Settlement

The company engaged in discussions and mediation with VMR Products LLC (“VMR”), which was acquired in 2018. Pursuant to a Distribution and Supply agreement (“VMR Agreement”), VMR was providing the Company with V2 e-cigarettes for the exclusive distribution in bricks-and-mortar stores in the United States. Under the terms of the VMR Agreement, in the event of termination following a change in control, the acquirer was required to make a payment to the Company under a formula designed to provide the Company with a fair share of the value created by the Company’s performance under the VMR Agreement. The discussions have been completed and the Company received $6.7 million in the second quarter 2019 to settle the issue. Net of legal costs and reserves for anticipated future returns associated with the discontinuance, the Company recorded a $5.5 million gain in the second quarter of 2019, which was recorded as a reduction to selling, general, and administrative expenses.